Related Parties	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Related Parties
12.	Related Parties

The following table represents amounts due to related parties as of September 30, 2020 and December 31, 2019 consist of the following (in thousands):

	September 30,	December 31,
	2020	2019
Affiliate fees	$85,116	$-
Alexander Bafer, former Executive Chairman	458	20
John Textor, former Chief Executive Officer and affiliated companies	264	592
Other	9	53
Total	$85,847	$665

The Company has entered into affiliate distribution agreements with CBS Corporation and related entities, New Univision Enterprises, LLC, AMC Network Ventures, LLC, Viacom International, Inc. and Discovery, Inc. and related entities which are holders of the Company’s convertible preferred stock. AMC Networks Ventures, LLC is also the lender to the senior secured loan (see Note 13). The aggregate affiliate distribution fees recorded to subscriber related expenses for related parties were $37.0 million and $60.1 million for the three and nine months ended September 30, 2020, respectively. There were no affiliate distribution fees for the three and nine months ended September 30, 2019.

On July 31, 2020, Alexander Bafer resigned as a member of the Company’s Board of Directors and as an executive officer of the Company.

On July 31, 2020, John Textor resigned as a member of the Board of Directors of the Company. The amounts due to Mr. Textor represent an unpaid compensation liability assumed in the acquisition of EAI.

The amounts due to other related parties also represent financing obligations assumed in the acquisition of EAI.

During the year ended December 31, 2019, the Company received a $300,000 advance (the “FaceBank Advance”) from FaceBank, Inc., a development stage company controlled by Mr. Textor. During the quarter ended March 31, 2020, the Company repaid the FaceBank Advance in full to FaceBank, Inc. No further amounts are due and payable by the Company under the FaceBank Advance.

Notes Payable – Related Parties

On August 8, 2018, the Company assumed a $172,000 note payable due to a relative of the then-Chief Executive Officer, John Textor. The note had a three-month roll-over provision, and different maturity and repayment amounts if not fully paid by its due date. The note bears interest at 18% per annum. The Company had accrued default interest for the additional liability in excess of the principal amount. Accrued interest and penalties as of December 31, 2019 was approximately $0.3 million, and was recognized as note payable – related parties on the accompanying condensed consolidated balance sheet. On August 3, 2020, the note maturity date was extended to December 31, 2020 and is no longer in default. On September 13, 2020, the note was amended to reduce the interest rate to 4% per annum retroactive to issuance date of the note. As of September 30, 2020 the principal balance and accrued interest totaled approximately $35,000.

Fubo TV Pre-Merger [Member]
Related Parties

12. Related Party Transactions

The Company has entered into affiliate distribution agreements with CBS Corporation and related entities, New Univision Enterprises, LLC, AMC Network Ventures, LLC, Viacom International, Inc. and Scripps Networks, LLC which are holders of the Company’s convertible preferred stock. AMC Networks Ventures, LLC is also the lender to the senior secured loan (see Note 7). The aggregate affiliate distribution fees recorded to subscriber related expenses for related parties were $24,111 and $11,074 for the three months ended March 31, 2020 and 2019, respectively and the corresponding amounts payable to these related parties as of March 31, 2020 and December 31, 2019 are $48,920 and $33,264, respectively.

12. Related Party Transactions

The Company has entered into affiliate distribution agreements with CBS Corporation and related entities, New Univision Enterprises, LLC, AMC Network Ventures, LLC, Viacom International, Inc. and Scripps Networks, LLC which are holders of the Company’s convertible preferred stock. AMC Networks Ventures, LLC is also the lender to the senior secured loan (see footnote 7). The aggregate affiliate distribution fees recorded to subscriber related expenses for related parties were $53,310 and $38,666 for the years ended December 31, 2019 and 2018, respectively and the corresponding amounts payable to these related parties as of December 31, 2019 and 2018 are included in the accompanying consolidated balance sheet as Accrued expenses and other current liabilities – due to related parties.